FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 6, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $159,398 (thousands)

List of Other Included Managers:

         None



                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/05                       Name of Reporting Manager:  Troob Capital Management (Offshore) LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    3,420    853,359   SH          SOLE              853,359
BE Aerospace Inc                 COM              073302101   34,919  1,587,237   SH          SOLE            1,587,237
Bowater Inc                      COM              102183900    1,720      5,376   SH   CALL   SOLE                5,376
Calpine Corp                     COM              131347906        1      1,117   SH   CALL   SOLE                1,117
Cendent Corp                     COM              151313903    1,143      9,329   SH   CALL   SOLE                9,329
Comcast Corp New                 CL A             20030N901      438      5,004   SH   CALL   SOLE                5,004
Constar International Inc New    COM              21036U107      942    269,089   SH          SOLE              269,089
Crown Holdings Inc               COM              228368106   34,366  1,759,647   SH          SOLE            1,759,647
Select Sector SPDR Tr            SBI INT-ENERGY   81369Y506      479      4,672   SH   PUT    SOLE                4,672
Grey Wolf Inc                    COM              397888108   22,972  2,971,758   SH          SOLE            2,971,758
IAC Interactive Corp             COM NEW          44919P300    1,873     66,160   SH          SOLE               66,160
International Business Machs     COM              459200901      353      1,333   SH   CALL   SOLE                1,333
Intl Paper Co                    COM              460146103   16,409    488,230   SH          SOLE              488,230
Intl Paper Co                    COM              460146903      313      2,665   SH   CALL   SOLE                2,665
IShares Trust                    RUSSELL 2000     464287955      489      3,317   SH   PUT    SOLE                3,317
IShares Trust                    RUSSELL 2000     464287955      852      5,679   SH   PUT    SOLE                5,679
IShares Trust                    RUSSELL 2000     464287955      162        682   SH   PUT    SOLE                  682
Level 3 Communications           COM              52729N100    2,945  1,026,105   SH          SOLE            1,026,105
NationsHealth Inc                COM              63860C100    3,748    479,901   SH          SOLE              479,901
NationsHealth Inc                W EXP 8/24/2007  63860C118    2,559    891,687   SH          SOLE              891,687
Owens-Illinois Inc               COM NEW          690768903    1,059      7,432   SH   CALL   SOLE                7,432
Owens-Illinois Inc               COM NEW          690768403   13,328    633,461   SH          SOLE              633,461
Paxar Corp                       COM              704227107    6,136    312,603   SH          SOLE              312,603
Rite Aid Corp                    COM              767754104    6,935  1,992,902   SH          SOLE            1,992,902
Tenet Healthcare Corp            COM              88033G900      317      6,669   SH   CALL   SOLE                6,669
Walgreen                         COM              931422909      733      6,664   SH   CALL   SOLE                6,664
Wal-Mart                         COM              931142903      787      5,337   SH   CALL   SOLE                5,337

                                             Value Total    $159,398

                                             Entry Total:         27
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